Share-based Payments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share Based Payments Expense

Share based payments expense for the half-year period is derived as follows:

30 June 2024
US$
Share rights granted in current year	242,106
Share rights granted in prior year	-
Performance rights granted in current year	1,353,090
Performance rights granted in prior years	2,775,150
Options granted in prior years	376,356
Share based payment expense	4,746,702
Payment of withholding tax - Performance rights	(95,799)
Exchange differences	14,705
Movement in share-based payments reserve	4,665,608

Summary of Performance Rights	Further details of the performance rights are set out in the table below:

Name	Grant date	Number	Vesting date	Fair value AUD	Expiry	Expense recognised
						US$
Rashda Buttar	April 18, 2024	1,075,930	December 31, 2026	$0.93	Cessation of employment	98,922
Nick Liveris	April 18, 2024	1,398,709	December 31, 2026	$0.93	Cessation of employment	142,377
Chris Burns	April 18, 2024	3,658,161	December 31, 2026	$0.93	Cessation of employment	372,371
Non-KMP employees	April 18, 2024	1,075,930	December 31, 2026	$0.93	Cessation of employment	109,521
Non-KMP employees	January 31, 2024	4,894,445	¼ January 5, 2025	$0.57	Cessation of employment	467,955
			¼ January 5, 2026
			¼ January 5, 2027
			¼ January 5, 2028
Non-KMP employees	February 16, 2024	722,884	¼ January 19, 2025	$0.84	Cessation of employment	100,306
			¼ January 19, 2026
			¼ January 19, 2027
			¼ January 19, 2028
Non-KMP employees	February 21, 2024	172,400	4 equal annual tranches commencing on the anniversary of employment	$0.80	Cessation of employment	18,187
Non-KMP employees	March 11, 2024	96,014		$1.01	Cessation of employment	10,205
Non-KMP employees	March 25, 2024	96,014		$0.87	Cessation of employment	7,692
Non-KMP employees	April 5, 2024	17,195		$1.01	Cessation of employment	4,330
Non-KMP employees	April 8, 2024	80,612		$0.87	Cessation of employment	5,503
Non-KMP employees	April 15, 2024	181,376		$0.83	Cessation of employment	10,891
Non-KMP employees	April 29, 2024	82,425		$0.72	Cessation of employment	3,513
Non-KMP employees	May 27, 2024	58,423		$0.69	Cessation of employment	1,316
Total number issued		13,610,518	Total expense recognised			1,353,090